Acquisitions/Divestitures - 2016 Purchase Price Allocation (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 08, 2016	Jan. 29, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Acquisitions
Goodwill			$ 36,199	$ 36,265	$ 36,788
The Weather Company
Acquisitions
Current assets		$ 76
Fixed assets/noncurrent assets		123
Goodwill		1,717
Total assets acquired		2,738
Current liabilities		(88)
Noncurrent liabilities		(372)
Total liabilities assumed		(460)
Total purchase price		$ 2,278
Acquired intangible asset, weighted average useful life		6 years 10 months 24 days
The Weather Company | Completed technology
Acquisitions
Intangible assets		$ 160
The Weather Company | Client relationships
Acquisitions
Intangible assets		313
The Weather Company | Patents/trademarks
Acquisitions
Intangible assets		$ 349
Truven Health Analytics
Acquisitions
Current assets	$ 171
Fixed assets/noncurrent assets	127
Goodwill	1,933
Total assets acquired	3,141
Current liabilities	(148)
Noncurrent liabilities	(381)
Total liabilities assumed	(529)
Total purchase price	$ 2,612
Acquired intangible asset, weighted average useful life	6 years 10 months 24 days
Truven Health Analytics | Completed technology
Acquisitions
Intangible assets	$ 338
Truven Health Analytics | Client relationships
Acquisitions
Intangible assets	516
Truven Health Analytics | Patents/trademarks
Acquisitions
Intangible assets	$ 54
Other 2016 Acquisitions
Acquisitions
Current assets			153
Fixed assets/noncurrent assets			110
Goodwill			593
Total assets acquired			1,220
Current liabilities			(96)
Noncurrent liabilities			(76)
Total liabilities assumed			(171)
Bargain purchase gain			(40)
Total purchase price			$ 1,009
Acquired intangible asset, weighted average useful life			6 years 3 months 18 days
Other 2016 Acquisitions | Completed technology
Acquisitions
Intangible assets			$ 96
Other 2016 Acquisitions | Client relationships
Acquisitions
Intangible assets			226
Other 2016 Acquisitions | Patents/trademarks
Acquisitions
Intangible assets			$ 42
Minimum | 2016 Acquisitions | Completed technology
Acquisitions
Acquired intangible asset, weighted average useful life			1 year
Minimum | 2016 Acquisitions | Client relationships
Acquisitions
Acquired intangible asset, weighted average useful life			3 years
Minimum | 2016 Acquisitions | Patents/trademarks
Acquisitions
Acquired intangible asset, weighted average useful life			1 year
Maximum | 2016 Acquisitions | Completed technology
Acquisitions
Acquired intangible asset, weighted average useful life			7 years
Maximum | 2016 Acquisitions | Client relationships
Acquisitions
Acquired intangible asset, weighted average useful life			7 years
Maximum | 2016 Acquisitions | Patents/trademarks
Acquisitions
Acquired intangible asset, weighted average useful life			7 years